Goodwill - Summary of Key Assumptions Used For the Annual Impairment Test of Goodwill (Detail)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of good will [Abstract]
Pre-tax discount rate	18.60%	19.50%
Estimated growth rate	2.00%	2.20%